Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Aug. 18, 2017
UVA Unconstrained Medium-Term Fixed Income ETF
Account Value [Line Items]
Account Value	$ 10,661	$ 10,298	$ 10,190	$ 11,750	$ 11,266	$ 10,599	$ 9,900	$ 10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,523	$ 10,253	$ 10,350	$ 11,538	$ 11,576	$ 10,646	$ 9,869	$ 10,000